Nature Of Operations And Summary Of Significant Accounting Policies (Fair Value Assumptions Using Black-Scholes Option-Pricing Model) (Detail)	12 Months Ended
	Jun. 25, 2014	Jun. 26, 2013	Jun. 27, 2012
Disclosure Nature Of Operations And Summary Of Significant Accounting Policies Narrative [Abstract]
Expected volatility	47.70%	53.40%	56.70%
Risk-free interest rate	1.60%	0.70%	0.90%
Expected lives	5 years	5 years	5 years
Dividend yield	2.20%	2.40%	2.60%